DESCRIPTION OF THE COMPANY (Details Narrative)			3 Months Ended	12 Months Ended
	Nov. 21, 2023 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	Mar. 31, 2025 USD ($) T shares	Dec. 31, 2024 USD ($) T shares	Jul. 08, 2024 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tons of lithium battery produced | T			50,000	50,000
Ordinary shares issued	127,777
Share price | $ / shares					$ 10.00
Sponsor earnout share description				the Combined Company issued one million shares of Newco Stock to the Sponsor as additional merger consideration that vest in the event that prior to the eighth anniversary of the closing of the Business Combination. Fifty percent (50%) of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $12.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent (50%) of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $14.00 per share for a period of 20 trading days in a 30 trading day period, or are otherwise forfeited. Upon the occurrence of a change in control, any remaining unvested Sponsor Earnout Shares become vested.
trading days	20 days
Business acquisition consecutive trading days	30 days
Shares issued value | $		$ 90	$ 16,414	$ 268,998
PIPE Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	1,077,541
Shares issued value | $	$ 10,075,002
SAFE Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conevrtible notes coverted into shares	138,393
Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conevrtible notes coverted into shares	55,889
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares	$ 12.00
Shares issued		9,000,000	3,981	55,826
Shares issued value | $		$ 90		$ 6
Common Stock [Member] | New co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued as additional consideration	5,000,000